Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
March 31, 2022

Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	188,901,647.96	16,991
Yield Supplement Overcollateralization Amount 02/28/22	4,931,837.07	0
Receivables Balance 02/28/22	193,833,485.03	16,991
Principal Payments	12,547,061.68	471
Defaulted Receivables	211,968.07	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	4,443,526.27	0
Pool Balance at 03/31/22	176,630,929.01	16,506

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.23%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,312,859.74	140
Past Due 61-90 days	479,043.51	28
Past Due 91-120 days	58,135.63	3
Past Due 121+ days	0.00	0
Total	2,850,038.88	171

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	133,856.02
Aggregate Net Losses/(Gains) - March 2022	78,112.05
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.48%
Prior Net Losses/(Gains) Ratio	-0.25%
Second Prior Net Losses/(Gains) Ratio	0.55%
Third Prior Net Losses/(Gains) Ratio	0.25%
Four Month Average	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.07%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average Contract Rate	4.24%
Weighted Average Contract Rate, Yield Adjusted	6.57%
Weighted Average Remaining Term	27.47

Flow of Funds	$ Amount
Collections	13,343,170.89
Investment Earnings on Cash Accounts	348.09
Servicing Fee	(161,527.90)
Transfer to Collection Account	0.00
Available Funds	13,181,991.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	386,367.43
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	7,051,479.94
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	378,646.45

Total Distributions of Available Funds	13,181,991.08

Servicing Fee	161,527.90
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 03/15/22	183,682,408.95
Principal Paid	12,270,718.95
Note Balance @ 04/15/22	171,411,690.00

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2a
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2b
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-3
Note Balance @ 03/15/22	60,452,408.95
Principal Paid	12,270,718.95
Note Balance @ 04/15/22	48,181,690.00
Note Factor @ 04/15/22	13.7269772%

Class A-4
Note Balance @ 03/15/22	76,260,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	76,260,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	31,320,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	31,320,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	15,650,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	15,650,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	532,625.68
Total Principal Paid	12,270,718.95
Total Paid	12,803,344.63

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.39657%
Coupon	0.53657%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	167,755.43
Principal Paid	12,270,718.95
Total Paid to A-3 Holders	12,438,474.38

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5115351
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.7848304
Total Distribution Amount	12.2963655

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4779357
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.9593132
Total A-3 Distribution Amount	35.4372489

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	574.66
Noteholders' Principal Distributable Amount	425.34

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	2,609,619.51
Investment Earnings	298.25
Investment Earnings Paid	(298.25)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$372,123.30	$458,601.74	$557,274.56
Number of Extensions	25	32	36
Ratio of extensions to Beginning of Period Receivables Balance	0.19%	0.22%	0.26%